Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	A. O. Smith Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-475
Entity Tax Identification Number	39-0619790
Entity Address, Address Line One	11270 West Park Place
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53224
City Area Code	414
Local Phone Number	359-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	AOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000091142
Amendment Flag	false